Financial Instruments - Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 15, 2015
Debt Instrument [Line Items]
Senior notes, maturity date	Feb. 28, 2019	Feb. 28, 2019
11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Debt instrument interest rate	11.00%	11.00%
Senior notes, maturity date	Apr. 30, 2022	Apr. 30, 2022
7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Debt instrument interest rate	7.50%	7.50%
Senior notes, maturity date	May 31, 2022	May 31, 2022
11.00% Bridge Loans – due April 2022
Debt Instrument [Line Items]
Debt instrument interest rate	11.00%	11.00%
Senior notes, maturity date	Apr. 03, 2022	Apr. 03, 2022
9.75% Senior Notes – due July 2022
Debt Instrument [Line Items]
Debt instrument interest rate	9.75%	9.75%
Senior notes, maturity date	Jul. 05, 2022	Jul. 05, 2022
9.75% Senior Notes – due February 2018
Debt Instrument [Line Items]
Debt instrument interest rate	9.75%	9.75%
Senior notes, maturity date	Feb. 15, 2018	Feb. 15, 2018
Bank Credit Facility – due May 2022
Debt Instrument [Line Items]
Senior notes, maturity date	May 10, 2022	May 10, 2022
Bridge Loans | 11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Debt instrument interest rate	11.00%
Bridge Loans | 11.00% Bridge Loans – due April 2022
Debt Instrument [Line Items]
Debt instrument interest rate	11.00%	11.00%	11.00%
Senior notes, maturity date	Apr. 30, 2022	Apr. 03, 2022	Apr. 03, 2022
Senior Notes
Debt Instrument [Line Items]
Debt instrument interest rate				11.00%
Senior Notes | 11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Debt instrument interest rate	11.00%
Senior notes, maturity date	Apr. 30, 2022
Senior Notes | 7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Debt instrument interest rate	7.50%
Senior notes, maturity date	May 31, 2022
Senior Notes | 9.75% Senior Notes – due July 2022
Debt Instrument [Line Items]
Debt instrument interest rate	9.75%	9.75%	9.75%
Senior notes, maturity date	Jul. 31, 2022	Jul. 05, 2022	Jul. 05, 2022
Senior Notes | 9.75% Senior Notes – due February 2018
Debt Instrument [Line Items]
Debt instrument interest rate	9.75%	9.75%	9.75%
Senior notes, maturity date	Feb. 28, 2018	Feb. 15, 2018	Feb. 15, 2018